INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of Income (Loss) before Income Taxes

	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Cayman Islands	(166,710)	(432,971)	(121,723)	(18,655)
USA	(4,058)	(4,350)	(554)	(85)
Hong Kong	(7,740)	(8,166)	(4,887)	(749)
Japan	(1,592)	(2,523)	(542)	(83)
Malta	(7,949)	(257)	(9,712)	(1,488)
Curacao	(12,752)	(22,698)	1,105	169
Cyprus	(8)	(31)	(43)	(7)
PRC	(290,530)	(190,932)	(88,394)	(13,547)

	(491,339)	(661,928)	(224,750)	(34,445)

Schedule of Current and Deferred Components

	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Current tax benefit (expense)	19,258	—	(4)	(1)
Deferred tax benefit	344	7,642	3,658	561

Income tax benefit	19,602	7,642	3,654	560

Reconciliation of Tax Computed Applying Statutory Income Tax Rate

	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Loss before income taxes	(491,339)	(661,928)	(224,750)	(34,445)
Income tax computed at applicable tax rates (25%)	(122,835)	(165,482)	(56,188)	(8,611)
Effect of different tax rates in different jurisdictions	979	1,120	2,222	341
Non-deductible expenses	81,459	114,276	19,819	3,037
Change in valuation allowance	45,832	59,338	43,261	6,629
Changes in interest and penalties on unrecognized tax position	1,637	—	—	—
Effect of EIT reversal for previous years	(20,726)	—	(3,598)	(551)
Research and development super-deduction	(5,942)	(9,237)	(9,110)	(1,396)
Others	(6)	(7,657)	(60)	(9)
	(19,602)	(7,642)	(3,654)	(560)

Schedule of Unrecognized Tax Benefits Reconciliation

	2019	2020	2020
	RMB	RMB	US$

Balance at beginning of year	2,133	1,920	294
Decrease relating to prior year tax positions	—	(1,920)	(294)
Decrease relating to expiration of applicable statute of limitations	(213)	—	—

Balance at end of year	1,920	—	—

Components of Deferred Taxes

	2019	2020	2020
	RMB	RMB	US$

Deferred tax assets
Advertising costs deductible in future years	63,430	63,391	9,715
Deferred government grants	261	75	11
Loss from equity method investment	1,648	3,271	501
Bad debt provision	7,302	5,577	855
Accrued rental expense	15	63	10
Impairment of long-term investments	4,424	4,350	667
Net operating losses (“NOLs”)	160,271	166,118	25,459
Less: valuation allowance	(237,351)	(242,845)	(37,218)

Total deferred tax assets, net	—	—	—

Deferred tax liabilities
Apps and other licenses arisen from business combination	(59)	—	—

Total deferred tax liabilities	(59)	—	—